Related Party Information (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the Fiat Group are reflected on the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net sales	$267	$226	$514	$446

Cost of goods sold	$202	$205	$322	$316

Selling, general and administrative expenses	$83	$91	$135	$144

	June 30, 2014	December 31, 2013
Trade receivables	$36	$36

Trade payables	$173	$178

Exor is a major investment holding company in Europe. Among other things, Exor manages a portfolio that includes investments in Fiat and Cushman & Wakefield, Inc. CNH Industrial purchases real estate services from Cushman & Wakefield. The related transaction amounts were insignificant for the three and six months ended June 30, 2014 and 2013.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net sales	$203	$144	$411	$333

Cost of goods sold	$149	$127	$273	$256

	June 30, 2014	December 31, 2013
Trade receivables	$111	$83

Trade payables	$180	$162